FAIR VALUE	12 Months Ended
Dec. 31, 2025
REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN
FAIR VALUE
FAIR VALUE

NOTE 3 – FAIR VALUE

Fair value is the price that would be received by the Plan for an asset or paid by the Plan to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date in the Plan’s principal or most advantageous market for the asset or liability. The effect of a change in valuation technique or its application on a fair value estimate is accounted for prospectively as a change in accounting estimate. When evaluating indications of fair value resulting from the use of multiple valuation techniques, the Plan is to select the point within the resulting range of reasonable estimates of fair value that is most representative of fair value under current market conditions. Fair value measurements are determined by maximizing the use of observable inputs and minimizing the use of unobservable inputs.

The hierarchy places the highest priority on unadjusted quoted market prices in active markets for identical assets or liabilities (Level 1 measurements) and gives the lowest priority to unobservable inputs (Level 3 measurements). The three levels of inputs within the fair value hierarchy are defined as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Plan has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect the Plan’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

In some cases, a valuation technique used to measure fair value may include inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy. The Plan recognizes transfers into and out of fair value hierarchy levels, if applicable, at the beginning of the period.

The following descriptions of the valuation methods and assumptions used by the Plan to estimate the fair values of investments apply to investments held directly by the Plan.

Mutual funds:  The fair values of mutual fund investments are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs).

Pooled separate accounts: The fair value of pooled separate accounts is determined using unit values provided by the insurance company based on the fair value of underlying investments (Level 2 inputs).

Common stock:  The fair values of Republic Bancorp, Inc. common stock and other common stocks are determined by obtaining quoted prices from nationally recognized exchanges (Level 1 inputs).

Certificates of deposit:  The fair values of certificates of deposit is estimated using discounted cashflows based on observable market interest rates for similar maturities (Level 2 inputs).

Corporate debt instruments:  The fair values of corporate debt instruments are determined by obtaining quoted prices for similar debt instruments (Level 2 inputs).

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

NOTE 3 – FAIR VALUE (Continued)

Investments measured at fair value on a recurring basis as of December 31, 2025 and 2024 are summarized below:

	Fair Value Measurements at
	December 31, 2025 Using:
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value

Participant-Directed Investments, Other Than Self-Directed Brokerage Accounts:

Republic Bancorp, Inc. Common Stock (Class A)	$12,044,596	$—	$—	$12,044,596
Mutual funds	138,789,413	—	—	138,789,413
Pooled separate accounts	—	1,429,415	—	1,429,415

Participant Self-Directed Brokerage Accounts:

Republic Bancorp, Inc. Common Stock (Class A and B)	2,956,427	—	—	2,956,427
Other stocks	1,517,298	—	—	1,517,298
Certificates of deposit	—	217,057	—	217,057
Corporate debt instruments	—	265,780	—	265,780
Mutual funds	3,344,230	—	—	3,344,230

Total	$158,651,964	$1,912,252	$—	$160,564,216

There were no transfers between Level 1 and Level 2 investments in 2025.

	Fair Value Measurements at
	December 31, 2024 Using:
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value

Participant-Directed Investments, Other Than Self-Directed Brokerage Accounts:

Republic Bancorp, Inc. Common Stock Class (Class A)	$12,093,677	$—	$—	$12,093,677
Mutual funds	124,618,883	—	—	124,618,883

Participant Self-Directed Brokerage Accounts:

Republic Bancorp, Inc. Common Stock (Class A and B)	3,242,106	—	—	3,242,106
Other stocks	1,534,684	—	—	1,534,684
Certificates of deposit	—	309,056	—	309,056
Corporate debt instruments	—	297,398	—	297,398
Mutual funds	3,138,148	—	—	3,138,148

Total	$144,627,498	$606,454	$—	$145,233,952

With the exception of Certificates of Deposit and Corporate Debt Instruments, there were no other transfers between Level 1 and Level 2 investments in 2024.